Other non-current liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Provisions	$ 288	$ 286
Long-term disability benefits obligation	271	269
Derivative liabilities	863	607
Joint venture obligation	0	252
Other	224	303
Total other non-current liabilities	$ 1,646	$ 1,717